PROVISIONS AND CONTINGENT LIABILITIES - Contingent liabilities (Details) ৳ in Millions, ج.م. in Millions, $ in Millions, $ in Billions						1 Months Ended	12 Months Ended
	Nov. 20, 2017 USD ($)	Apr. 27, 2016 action	Aug. 13, 2015	May 18, 2015 USD ($) card	Apr. 01, 2012 USD ($) operator card	Mar. 31, 2011 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2017 USD ($)	Nov. 20, 2017 BDT (৳)	Feb. 24, 2016 EGP (ج.م.)	Jan. 18, 2016 USD ($)	Jan. 18, 2016 EGP (ج.م.)	May 18, 2015 BDT (৳)	May 14, 2012 USD ($)	May 14, 2012 EGP (ج.م.)	Apr. 01, 2012 BDT (৳)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EGP (ج.م.)	Mar. 31, 2011 EGP (ج.م.)	May 31, 2010 USD ($)	May 31, 2010 EGP (ج.م.)
PROVISIONS
Applicable tax rate							25.00%
Threshold value of other individual contingencies for disclosure | $							$ 5
Total value of all other individual contingencies above threshold other than amounts already disclosed | $							$ 68			$ 107
VEON - Securities Class Action
PROVISIONS
Number of class action lawsuits filed against the company | action		2
Catalyst
PROVISIONS
Damages sought alleging breach of contract								$ 1,034	$ 1.3
VAT on Replacement SIMs | Banglalink Digital Communications Limited
PROVISIONS
Legal provisions | $								$ 11		$ 11
ETA | GTH-License Fees Tax Litigation | GTH
PROVISIONS
Additional tax liabilities																						$ 113	ج.م. 2,000
Reassessed income tax determined by Appellate Committee																$ 18	ج.م. 323
Income tax assessment, final assessed income tax payable, interest portion													$ 24	ج.م. 429
ETA | GTH-Iraqi Profits and Dividends Tax Litigation | GTH
PROVISIONS
Income tax assessment, final assessed income tax payable, interest portion												ج.م. 270	15	258
Final assessed income tax payable | ج.م.												505
Income tax payable, principal portion | ج.م.												ج.م. 235
ETA | GTH-Iraqi Profits and Dividends Tax Litigation | OTIL
PROVISIONS
Additional tax liabilities						$ 13							$ 13	ج.م. 235					$ 16	ج.م. 282	ج.م. 235
Applicable tax rate						20.00%
NBR | VAT on Replacement SIMs | Banglalink Digital Communications Limited
PROVISIONS
Unpaid SIM tax					$ 94													৳ 7,740
Number of random SIM cards purchased by NBR					5
Total number of SIM cards issued					7,021,834
Number of other operators that received notices | operator					3
Percentage of exposure of the original demand					8.50%
Assessed SIM tax liability					$ 92													৳ 7,620
LTU | VAT on Replacement SIMs | Banglalink Digital Communications Limited
PROVISIONS
Unpaid SIM tax	$ 20										৳ 1,690
Number of random SIM cards purchased by Review Committee					1,200
Percentage of incorrectly registered SIM cards					4.83%
Number of SIM cards incorrectly issued				6,887,633
SIM tax payable on incorrectly issued SIM cards				$ 64											৳ 5,320
Percentage of SIM tax deposited	10.00%		10.00%